(Loss)/Profit before tax	12 Months Ended
Jun. 30, 2025
Lossprofit Before Tax
(Loss)/Profit before tax

7.	(Loss)/Profit before tax

Profit before tax has been arrived at after charging:

	2025	2025	2024
	US$	S$	S$

Marketing and advertisement	480,960	611,733	698,336
Legal and professional fees	191,393	243,433	426,740
Insurance	269,199	342,394	48,112
Transportation	34,789	44,248	38,367
Bad debts written off	473,515	602,264	-
Provision for expected credit losses	217,863	277,101	50,168
Short term lease expenses	110,917	141,075	3,180
Depreciation of property and equipment	84,644	107,659	30,093
Amortisation of right-of-use assets	843,989	1,073,469	498,635
Recruitment	1,815	2,309	131,786
Membership and subscription	16,207	20,614	38,919
Telephone	32,869	41,806	32,746
Employee benefit expenses
- Director’s salaries and bonuses	261,813	333,000	121,200
- Director’s CPF	23,764	30,226	137
- Employees’ salaries and bonus	3,990,917	5,076,048	3,218,275
- Employees’ CPF	370,127	470,765	177,754
- Other staff expenses	383,594	487,894	121,576

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024